COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

		Shares/Units	Value
COMMON STOCK	97.6%
AUSTRALIA	7.4%
AIRPORTS	1.5%
Sydney Airport(a),(b)		1,819,358	$10,684,781

REAL ESTATE—DATA CENTERS	0.7%
NEXTDC Ltd.(a)		625,362	5,327,108

TOLL ROADS	5.2%
Transurban Group		362,869	3,657,164
Transurban Group(b)		3,455,347	34,824,607

			38,481,771

TOTAL AUSTRALIA			54,493,660

BRAZIL	2.0%
MARINE PORTS	1.2%
Santos Brasil Participacoes SA(a)		6,076,128	8,847,945

RAILWAYS	0.8%
Rumo SA(a)		1,926,535	5,939,773

TOTAL BRAZIL			14,787,718

CANADA	12.0%
ELECTRIC	2.6%
Emera, Inc.		233,880	10,591,628
Hydro One Ltd., 144A(c)		343,895	8,129,020

			18,720,648

PIPELINES—C-CORP	5.5%
Enbridge, Inc.		830,404	33,082,415
TC Energy Corp.		156,774	7,545,352

			40,627,767

RAILWAYS	3.9%
Canadian National Railway Co.		248,116	28,752,934

TOTAL CANADA			88,101,349

CHINA	4.1%
GAS DISTRIBUTION	1.6%
Enn Energy Holdings Ltd., (H shares)		713,000	11,759,844

MARINE PORTS	0.7%
COSCO SHIPPING Ports Ltd., (H shares)		6,220,564	5,372,544

TOLL ROADS	0.9%
Zhejiang Expressway Co., Ltd., (H shares)		7,550,000	6,226,484

		Shares/Units	Value
UTILITIES—WATER	0.9%
Guangdong Investment Ltd., (H shares)		5,153,427	$6,724,836

TOTAL CHINA			30,083,708

FRANCE	2.4%
ELECTRIC	0.5%
Engie SA		296,412	3,878,015

RAILWAYS	0.5%
Getlink SE		228,984	3,577,105

TOLL ROADS	1.4%
Eiffage SA		55,857	5,645,292
Vinci SA		42,879	4,459,793

			10,105,085

TOTAL FRANCE			17,560,205

GERMANY	1.9%
COMMUNICATIONS—TOWERS	0.7%
Vantage Towers AG		159,356	5,412,179

UTILITIES	1.2%
E.ON SE		710,103	8,667,302

TOTAL GERMANY			14,079,481

HONG KONG	1.0%
GAS DISTRIBUTION
Hong Kong and China Gas Co., Ltd.		4,656,050	7,034,797

INDIA	1.0%
MARINE PORTS
Adani Ports & Special Economic Zone Ltd.		716,409	7,088,962

JAPAN	2.8%
ELECTRIC	1.2%
Kansai Electric Power Co., Inc. (The)		907,000	8,788,989

RAILWAYS	1.6%
West Japan Railway Co.		240,000	12,064,093

TOTAL JAPAN			20,853,082

MEXICO	1.3%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, Class B		848,068	9,860,539

		Shares/Units	Value
NEW ZEALAND	1.2%
AIRPORTS
Auckland International Airport Ltd.(a)		1,582,561	$8,506,834

PHILIPPINES	0.2%
MARINE PORTS
International Container Terminal Services, Inc.		489,010	1,869,377

SPAIN	4.4%
AIRPORTS	2.8%
Aena SME SA, 144A(a),(c)		120,010	20,754,726

COMMUNICATIONS—TOWERS	1.6%
Cellnex Telecom SA, 144Ac		184,803	11,409,747

TOTAL SPAIN			32,164,473

THAILAND	1.4%
AIRPORTS
Airports of Thailand PCL		5,835,500	10,457,653

UNITED KINGDOM	2.2%
ELECTRIC	1.1%
National Grid PLC		704,530	8,394,979

UTILITIES—WATER	1.1%
Pennon Group PLC		533,634	8,134,114

TOTAL UNITED KINGDOM			16,529,093

UNITED STATES	52.3%
COMMUNICATIONS—TOWERS	7.1%
American Tower Corp.		110,951	29,447,505
Crown Castle International Corp.		32,196	5,580,210
SBA Communications Corp.		51,833	17,134,435

			52,162,150

ELECTRIC	25.2%
Alliant Energy Corp.		127,413	7,132,580
American Electric Power Co., Inc.		228,320	18,535,018
CenterPoint Energy, Inc.		504,645	12,414,267
CMS Energy Corp.		162,913	9,730,793
Duke Energy Corp.		209,527	20,447,740
Entergy Corp.		121,648	12,080,863
Evergy, Inc.		174,036	10,825,039
FirstEnergy Corp.		300,806	10,714,710
NextEra Energy, Inc.		536,439	42,121,190
Portland General Electric Co.		188,723	8,868,094

		Shares/Units	Value
PPL Corp.		505,013	$14,079,762
Public Service Enterprise Group, Inc.		299,460	18,237,114

			185,187,170

ENVIRONMENTAL SERVICES	1.2%
Waste Management, Inc.		60,874	9,092,141

GAS DISTRIBUTION	4.3%
NiSource, Inc.(d)		544,305	13,188,510
Sempra Energy		105,266	13,316,149
Southwest Gas Holdings, Inc.		73,261	4,899,696

			31,404,355

PIPELINES—C-CORP	5.5%
Cheniere Energy, Inc.		209,121	20,424,848
DT Midstream, Inc.		199,945	9,245,457
Targa Resources Corp.		222,248	10,936,824

			40,607,129

RAILWAYS	3.6%
Norfolk Southern Corp.		109,737	26,254,577

REAL ESTATE—DATA CENTERS	1.1%
CyrusOne, Inc.(d)		99,132	7,673,808

RENEWABLE ENERGY	0.5%
Clearway Energy, Inc.		122,360	3,703,837

UTILITIES—WATER	3.8%
American Water Works Co., Inc.		108,260	18,300,270
Essential Utilities, Inc.		215,068	9,910,334

			28,210,604

TOTAL UNITED STATES			384,295,771

TOTAL COMMON STOCK (Identified cost—$629,409,062)			717,766,702

SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(e)		8,714,778	8,714,778

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,714,778)			8,714,778

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$638,123,840)	98.8%	$726,481,480
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	9,031,471
WRITTEN OPTION CONTRACTS	(0.0)	(234,595)

NET ASSETS	100.0%	$735,278,356

Exchange-Traded Option Contracts
Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Call — Cheniere Energy	$97.50	10/15/21	(251)	$(2,451,517)	$(17,298)	$(80,320)
Put — Duke Energy	100.00	10/15/21	(271)	(2,644,689)	(26,711)	(74,525)
Put — Pinnacle West Capital	70.00	10/15/21	(299)	(2,163,564)	(12,905)	(16,445)
Put — Sempra Energy	125.00	10/15/21	(140)	(1,771,000)	(22,409)	(15,400)
Put — Union Pacific	185.00	11/19/21	(143)	(2,802,943)	(35,402)	(47,905)
			(1,104)	$(11,833,713)	$(114,725)	$(234,595)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Stapled security - consists of unit of a trust and a share of the company which cannot be sold separately.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $40,293,493 which represents 5.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	All or a portion of the security is pledged in connection with written option contracts. $4,398,840 in aggregate has been pledged as collateral.
(e)	Rate quoted represents the annualized seven-day yield.
(f)	Represents the number of contracts multiplied by notional contract size multiplied by underlying price.

Sector Summary	% of Net Assets
Electric	30.6
Pipelines—C-Corp	11.0
Railways	10.4
Communications	9.4
Airports	8.2
Toll Roads	7.5
Utilities	7.0
Gas Distribution	6.9
Marine Ports	3.1
Real Estate	1.8
Environmental Services	1.2
Renewable Energy	0.5
Other	2.4

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$54,493,660	$—	$54,493,660	$—
China	30,083,708	6,226,484	23,857,224	—
France	17,560,205	—	17,560,205	—
Germany	14,079,481	5,412,179	8,667,302	—
Hong Kong	7,034,797	—	7,034,797	—
India	7,088,962	—	7,088,962	—
Japan	20,853,082	—	20,853,082	—
New Zealand	8,506,834	—	8,506,834	—
Thailand	10,457,653	—	10,457,653	—
United Kingdom	16,529,093	—	16,529,093	—
Other Countries	531,079,227	531,079,227	—	—
Short-Term Investments	8,714,778	—	8,714,778	—

Total Investments in Securities(a)	$726,481,480	$542,717,890	$183,763,590	$—

Written Option Contracts	$(234,595)	$(234,595)	$—	$—

Total Derivatives Liabilities(a)	$(234,595)	$(234,595)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the nine months ended September 30, 2021:

Written Option Contracts
Average Notional Amount(a),(b)	$6,561,028

(a)	Average notional amounts represent the average for all months in which the Fund had written option contracts outstanding at month end. For the period, this represents eight months.
(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.